Pax World Funds Series Trust I

Supplement Dated March 30, 2021
to the Prospectus and Statement of Additional Information, each dated May 1, 2020

Effective March 31, 2021, the investment objective, principal investment strategies and primary benchmark for Pax ESG Beta Dividend Fund (to be renamed Pax Global Sustainable Infrastructure Fund) will change, and the primary benchmark for Pax MSCI EAFE ESG Leaders Index Fund (to be renamed Pax International Sustainable Economy Fund) will change. Also, effective March 31, 2021, Pax High Yield Bond Fund is expected to be fossil fuel-free. Accordingly, the Prospectus and Statement of Additional Information are amended as follows:

Prospectus Page 32

Under Investment Objective, the section will be replaced in its entirety with the following:

Investment Objective

The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income.

Prospectus Pages 33-34

Under Principal Investment Strategies, the section will be replaced in its entirety with the following:

Principal Investment Strategies

The Global Sustainable Infrastructure Fund follows a sustainable investing approach, using a systematic process to invest in sectors, industries and companies that the Adviser believes are positioned to provide infrastructure essential for the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis and ratings into portfolio construction.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets. The Adviser defines “sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital resources such as clean energy, water, food and agriculture, including resource and waste management, as well as other societal resources such as healthcare, education, finance, transportation, and data and communications that advance social well-being.

Under normal market conditions, the Fund will invest in companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The portfolio may be significantly overweight in certain sectors, including industrials and utilities, relative to the broader equity market. While the Fund is not limited to equity securities that pay dividends, the Adviser expects that the Fund’s portfolio will normally have a higher dividend yield than the broader equity market.

For U.S. companies, the Fund generally reflects the Impax Sustainability Score, a fundamental, bottom-up rating by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

For non-U.S. companies or when an Impax Sustainability Score is not available, the Fund will generally reflect ESG research or ratings provided by Sustainalytics, a Morningstar company whose ESG Risk Ratings measure the degree to which a company’s value is at risk based on ESG factors -- in other words, the magnitude of a company’s unmanaged ESG risk. When neither an Impax Sustainability Score nor a Sustainalytics ESG Risk Rating is available, the Fund will reflect proprietary ESG research conducted by the Adviser.

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

Prospectus Page 37

Effective March 31, 2021 the S&P Global Infrastructure Index will replace the Russell 1000 Index as the primary benchmark for the Pax Global Sustainable Infrastructure Fund because Impax Asset Management LLC (the “Adviser”) believes the S&P Global Infrastructure Index is a more appropriate broad-based securities market index representing the universe of securities in which the Fund may invest.

The table under Performance Information is replaced in its entirety with the following:

		Periods ended December 31, 2020
Share Class	Ticker Symbol	1 Year	Since Inception - 12/16/2016
Institutional Class[1]	PXDIX
Return Before Taxes		14.54%	13.10%
Return After Taxes on Distributions		13.29%	11.97%
Return After Taxes on Distributions and Sale of Fund Shares		8.80%	10.04%
Investor Class[1]	PAXDX
Return Before Taxes		14.25%	12.80%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)[2,5]		-5.76%	6.85%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)[3,5]		20.96%	16.08%
Lipper Equity Income Funds Index[4,5]		4.72%	9.27%

[1]	The Fund’s inception date is December 16, 2016. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.

[2]

The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities.

[3]

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S. stocks.

[4]

Lipper Equity Income Funds Index tracks the results of the 30 largest mutual funds in the Lipper Equity Income Funds Index Average. The Lipper Equity Income Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. The Lipper Equity Income Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Equity Income Funds Index reflects deductions for fees and expenses of the constituent funds.

[5]

Unlike the Global Sustainable Infrastructure Fund, the S&P Global Infrastructure Index, the Russell 1000 Index and the Lipper Equity Income Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.

Prospectus Page 69

Effective March 31, 2021 the MSCI EAFE (Net) Index will replace the MSCI EAFE ESG Leaders (Net) Index as the primary benchmark for the Pax International Sustainable Economy Fund because the Adviser believes the MSCI EAFE (Net) Index is a more appropriate broad-based securities market index representing the universe of securities in which the Fund may invest.

The table under Performance Information is replaced in its entirety with the following:

		Periods ended December 31, 2020
Share Class	Ticker Symbol	1 Year	5 Years	Since Inception
Institutional Class[1]	PXNIX
Return Before Taxes		10.78%	7.56%	5.67%
Return After Taxes on Distributions		9.84%	6.73%	4.77%
Return After Taxes on Distributions and Sale of Fund Shares		6.31%	5.65%	4.14%
Investor Class[1,2]	PXINX
Return Before Taxes		10.51%	7.30%	5.41%
MSCI EAFE (Net) Index (reflects no deduction for fees, expenses or taxes)[3,6]		7.82%	7.45%	5.18%
MSCI EAFE ESG Leaders (Net) Index (reflects no deduction for fees, expenses or taxes)[4,6]		10.45%	7.78%	6.07%
Lipper International Large-Cap Core Funds Index[5,6]		5.04%	6.64%	4.36%

[1]	The Fund’s inception date is January 27, 2011. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.

[2]

Inception of Investor Class shares is March 31, 2014. The returns shown for Investor Class shares for the period prior to Investor Class shares inception are those of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Investor Class shares.

[3]

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[4]

The MSCI EAFE ESG Leaders Index is an index of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Leaders Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[5]

The Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper International Large-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.

[6]

Unlike the International Sustainable Economy Fund, the MSCI EAFE ESG Leaders Index, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index are not investments and are not professionally managed. One cannot invest directly in any index.

Prospectus Page 80

Under Principal Investment Strategies, the following will be added for Pax High Yield Bond Fund as the last paragraph:

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

Prospectus Pages 98 – 100

Under “Pax ESG Beta Dividend Fund,” to be renamed Pax Global Sustainable Infrastructure Fund, the Investment Objective and Principal Investment Strategies will be replaced in their entirety with the following:

Investment Objective

The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income.

Principal Investment Strategies

The Global Sustainable Infrastructure Fund follows a sustainable investing approach, using a systematic process to invest in sectors, industries and companies that the Adviser believes are positioned to provide infrastructure essential for the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis and ratings into portfolio construction.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets. The Adviser defines “sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital resources such as clean energy, water, food and agriculture, including resource and waste management, as well as other societal resources such as healthcare, education, finance, transportation, and data and communications that advance social well-being.

Under normal market conditions, the Fund will invest in companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The portfolio may be significantly overweight in certain sectors, including industrials and utilities, relative to the broader equity market. While the Fund is not limited to equity securities that pay dividends, the Adviser expects that the Fund’s portfolio will normally have a higher dividend yield than the broader equity market.

For U.S. companies, the Fund generally reflects the Impax Sustainability Score, a fundamental, bottom-up rating by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

For non-U.S. companies or when an Impax Sustainability Score is not available, the Fund will generally reflect ESG research or ratings provided by Sustainalytics, a Morningstar company, whose ESG Risk Ratings measure the degree to which a company’s value is at risk based on ESG factors -- in other words, the magnitude of a company’s unmanaged ESG risk. When neither an Impax Sustainability Score nor a Sustainalytics ESG Risk Rating is available, the Fund will reflect proprietary ESG research conducted by the Adviser.

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

Prospectus Page 111

Under “Pax High Yield Bond Fund,” the following will be added as the second to last paragraph in the Principal Investment Strategies:

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

Prospectus Pages 125 – 130

Under Sustainable Investing, the 8th paragraph under “Pax Environmental, Social and Governance (ESG) Criteria” is replaced with the following:

As a result of their respective investment strategies, under normal market conditions, the Pax World Funds are expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

Under MSCI Sustainability/ESG Research and Ratings, the first line below the section header is replaced with the following:

(Applicable to the International Sustainable Economy Fund and the Global Women’s Leadership Fund)

Statement of Additional Information Pages 5-7

Under Investment Philosophy, the section will be replaced in its entirety with the following:

INVESTMENT PHILOSOPHY

The Pax World Funds pursue a sustainable investing approach, focusing on the risks and opportunities arising from the transition to a more sustainable economy. The Pax World Funds’ investment adviser identifies those companies through the incorporation of the Impax Sustainability Lens (or in the case of the Global Women’s Leadership Fund, a Gender Lens) as well as through systematic and fundamental analysis which incorporates long-term risks, including environmental, social and governance (ESG) factors. We believe this process enhances investment decisions and helps us construct investment portfolios made up of better long-term investments.

Each of the Funds seeks to avoid investing in issuers that the Adviser determines have significant involvement in the manufacture or sale of weapons or firearms, manufacture of tobacco products or engage in business practices that the Adviser determines to be sub-standard from an ESG or sustainability perspective in relation to their industry, sector, asset class or universe peers. Overall, the Adviser’s objective is to construct investment portfolios with stronger sustainability or ESG profiles than their benchmark indices, so that the Funds’ shareholders may benefit from what the Adviser hopes will be the stronger risk-adjusted performance of these portfolios over the long term. Depending on the particular Fund, asset class or type of security involved, the Adviser may give less relative weight to certain sustainability or environmental, social and governance (“ESG”) criteria, apply slightly different criteria or apply such criteria differently.

As a result of their respective investment strategies, under normal market conditions, all Pax World Funds are expected to be fossil fuel-free -- not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same. The U.S. Sustainable Economy Fund and the International Sustainable Economy Fund utilize an investment approach we call SmartCarbon™, wherein fossil fuel holdings are replaced with energy efficiency stocks.

For more information, see “About the Funds-Sustainable Investing” in the Prospectus.

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